SCHEDULE OF BORROWINGS (Details) ¥ in Thousands, $ in Thousands		Mar. 31, 2026 USD ($)	Mar. 31, 2026 CNY (¥)	Mar. 31, 2025 CNY (¥)
Short-Term Debt [Line Items]
Short-Term Debt		$ 8,388	¥ 57,860	¥ 57,600
Other Long-Term Debt			10,380	6,000
Current portion of long-term borrowings			5,400
Non-current portion of long-term borrowings		$ 722	4,980	6,000
China Resources Bank of Zhuhai Co., Ltd. Loan 3 [Member]
Short-Term Debt [Line Items]
Short-Term Debt	[1]		19,000	22,000
ICBC Loan 3 [Member]
Short-Term Debt [Line Items]
Short-Term Debt	[2]		6,900	7,600
Bank of Beijing Loan 1 [Member]
Short-Term Debt [Line Items]
Short-Term Debt	[3]		5,000	5,000
Bank of Beijing Loan 2 [Member]
Short-Term Debt [Line Items]
Short-Term Debt	[4]		5,000	5,000
China Resources SZITIC Trust Company Limited Loan 2 [Member]
Short-Term Debt [Line Items]
Short-Term Debt	[5]		4,000	5,000
SH PuDong Development Bank [Member]
Short-Term Debt [Line Items]
Short-Term Debt	[6]		8,000	8,000
China Post Savings Bank Meilin Branch [Member]
Short-Term Debt [Line Items]
Short-Term Debt	[7]		5,000	5,000
Bank of China Wenjin Square SubBranch 1 [Member]
Short-Term Debt [Line Items]
Short-Term Debt	[8]		4,960
Guangxi Beibu Gulf Bank Loan 1 [Member]
Short-Term Debt [Line Items]
Other Long-Term Debt	[9]		5,000	5,000
Guangxi Beibu Gulf Bank Loan 2 [Member]
Short-Term Debt [Line Items]
Other Long-Term Debt	[10]		400	1,000
Bank of China Wenjin Square Sub Branch 2 [Member]
Short-Term Debt [Line Items]
Other Long-Term Debt	[11]		¥ 4,980	¥ (0)

[1]	On November 10, 2023, UTime SZ entered into a working capital loan agreement with China Resources Bank of Zhuhai Co., Ltd., to borrow RMB22 million as working capital at an annual effective interest rate of 3.55%. The loan was rollover in Nov 2024 and 2025. The loan will be due in November 2026 with interest rate of 4.0%. The Company mortgaged the office owned by UTime SZ.
[2]	On December 18, 2025, UTime SZ entered into a loan agreement with ICBC, to borrow RMB6.9 million as working capital at an annual effective interest rate of 3.20%. The loan will be due in Nov 2026.
[3]	On January 2, 2024, UTime SZ entered into a credit agreement with Bank of Beijing, according to which Bank of Beijing agreed to provide UTime SZ with a credit facility of up to RMB10 million with a three-year term from January 2, 2024 to January 2, 2027. On January 2, 2024, UTime SZ entered into a loan agreement with Bank of Beijing, to borrow RMB 5 million as working capital at an annual effective interest rate of 4.5%. The loan is guaranteed by Mr. Bao and his spouse. The loan was repayment on January 2, 2025 and 2026, and the bank re-extended the loan to the Company on January 7, 2026, with interest rate of 3.45% and unchanged guarantor, with the loan now due on January 2, 2027.
[4]	On February 27, 2024, UTime SZ entered into a loan agreement with Bank of Beijing, to borrow RMB5 million as working capital at an annual effective interest rate of 4.5%. The loan is guaranteed by Mr. Bao and his spouse. The loan was repayment on January 15, 2025 and January 2026,.The bank re-extended the loan to the Company on January 12, 2026 to January 2, 2027, with interest rate of 3.45% and unchanged guarantor.
[5]	On March 28, 2026, UTime SZ entered into a working capital loan agreement with CITIC Bank – Shenzhen Branch, to borrow RMB4 million as working capital at an annual effective interest rate of 3.60%. The loan is guaranteed by Mr. Bao. The loan will be due in March 2027.
[6]	In May 2024, UTime SZ entered into a credit agreement with Shanghai Pudong Development Bank to borrow RMB8 million for a term of 1 year. The loan is guaranteed by Mr. Bao. The bank re-extended the loan to the Company on April 21, 2026 to April 8, 2026, with interest rate of 4.32% and unchanged guarantor.
[7]	In Feb 2025, UTime SZ entered into a credit agreement with Postal Savings Bank of China Bank to borrow RMB5 million for a term of 1 years. Mr. Bao is a co-borrower for this loan. The bank re-extended the loan to the Company on February 2, 2026 to February 9, 2027, with interest rate of 3.11%.
[8]	In April 2025, UTime SZ entered into a credit agreement with Bank of China to borrow RMB4.96 million for a term of one (1) year with the interest rate of 3.10%. The loan was repaid in full on April 28, 2026.
[9]	On January 25, 2024, UTime Guangxi entered into a working capital loan agreement with Guangxi Beibu Gulf Bank to borrow RMB5 million as working capital at an annual effective interest rate of 3.35%. The loan is guaranteed by Mr. Bao and his spouse, Mr. He Bo, the legal representative of UTime Guangxi, UTime SZ and Nanning Nanfang Financing Guarantee Co., Ltd, a third party. The loan was rolled over in January 2025 and, as a result, the loan will be due in January 2027 with interest rate of 4.5%. .
[10]	On January 26, 2024, UTime Guangxi entered into a working capital loan agreement with Guangxi Beibu Gulf Bank, to borrow RMB1 million as working capital at an annual effective interest rate of 3.35%. The loan is guaranteed by Mr. Bao and his spouse, Mrs. He Bo, the legal representative of UTime Guangxi, UTime SZ and Nanning Nanfang Financing Guarantee Co., Ltd, a third party. The loan was rolled over in January 2025 and, as a result, the loan will be due in January 2027 with interest rate of 4.5%.
[11]	In Oct 2025, UTime SZ entered into a credit agreement with Bank of China to borrow RMB4.98 million for a term of two (2) years with the interest rate of 3.35%. The loan will come due in October 2027.